Remuneration of senior management and non-executive directors (Tables)	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Remuneration of directors and senior management
Remuneration of directors

			$ million
	2020	2019	2018
Total for all directors
Emoluments	6	9	8
Amounts received under incentive schemes[a]	14	20	16
Total	20	29	24
[a] Excludes amounts relating to past directors.
Remuneration of directors and senior management

			$ million
	2020	2019	2018
Total for all senior management and non-executive directors
Short-term employee benefits	17	30	25
Pensions and other post-retirement benefits	2	2	2
Share-based payments	52	32	32
Termination benefits	8	—	—
Total	79	64	59